Intangible Asset, Net	6 Months Ended
Jun. 30, 2017
Notes to Financial Statements
NOTE 7. Intangible Asset, Net

For the years ended December 31, 2016 and 2015 and six-month period ended June 30, 2017, the changes in cost and accumulated amortization for intangible asset were as follows:

	Satellite System software	Accumulated amortization	Net
January 1, 2015	$-	$-	$-
Addition	4,950,000	82,500	4,867,500
December 31, 2015	4,950,000	82,500	4,867,500
Addition	-	495,000	(495,000)
December 31, 2016	4,950,000	577,500	4,372,500
Addition	-	247,500	(247,500)
June 30, 2017 (Unaudited)	$4,950,000	$825,000	$4,125,000